Inventories - Summary of Inventories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Classes of current inventories [abstract]
Raw materials	$ 49,956
Work-in-process	44,719
Finished goods	46,904	$ 60,383
Less: Write down of finished goods	(46,904)	0
Inventories, net	$ 94,675	$ 60,383